Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible asset, Cost		$ 3,755	$ 2,813
Total intangible asset, Cost	$ 337,838	6,739	2,813
Finite lived intangible asset, Accumulated Amortization	5,855	2,253	1,879
Finite lived intangible asset, Net		1,502	934
Intangible assets, net	331,983	$ 4,486	934
Cultivation License [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Indefinite intangible asset, Cost	10,617
Trademarks [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Indefinite intangible asset, Cost	54,996
Rights under ABG Profit Participation Arrangement [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Indefinite intangible asset, Cost	$ 119,366
Customer Relationships [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	16 years
Finite lived intangible asset, Cost	$ 135,147
Finite lived intangible asset, Accumulated Amortization	2,849
Finite lived intangible asset, Net	$ 132,298
Developed Technology [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	10 years
Finite lived intangible asset, Cost	$ 7,027
Finite lived intangible asset, Accumulated Amortization	234
Finite lived intangible asset, Net	$ 6,793
Website [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	3 years	3 years
Finite lived intangible asset, Cost	$ 4,231	$ 3,755	2,813
Finite lived intangible asset, Accumulated Amortization	2,772	2,253	1,879
Finite lived intangible asset, Net	$ 1,459	1,502	$ 934
Alef License [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	2 years
Finite lived intangible asset, Cost	$ 4,086	2,984
Finite lived intangible asset, Net	$ 4,086	$ 2,984
Supply Contract [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	3 years
Finite lived intangible asset, Cost	$ 2,368
Finite lived intangible asset, Net	$ 2,368